Earnings per Share - Summary of basic earnings per share (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Net income/(loss) for the period	[1]	$ (289.4)	$ 7.6	$ (23.7)
Interest accrued on preference shares		(133.7)	(119.4)	(132.1)
Net loss attributable to shareholders		$ (423.1)	$ (111.8)	$ (155.8)
Basic weighted average number of ordinary shares outstanding		91,152,556	91,152,556	91,152,556
Basic earnings per share	[1]	$ (4.64)	$ (1.23)	$ (1.71)

[1]	The notes are an integral part of these consolidated financial statements.